UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                 811-7420

Exact name of registrant as specified in charter:   Delaware Investments
                                                    Minnesota Municipal Income
                                                    Fund II, Inc.

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              David F. Connor, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            March 31

Date of reporting period:                           December 31, 2006

Item 1. Schedule of Investments.


Schedule of Investments (Unaudited)


Delaware Investments Minnesota Municipal Income Fund II, Inc.
_____________________________________________________________

December 31, 2006

                                                                                                     Principal          Market
                                                                                                     Amount             Value
Municipal Bonds - 157.19%

Corporate-Backed Revenue Bonds - 6.59%
Anoka County Solid Waste Disposal National Rural Co-Op Utility Revenue (United Power Association)
     Series A 6.95% 12/1/08 (AMT)                                                                    $   300,000        $   308,682
Cloquet Pollution Control Revenue (Potlatch Corporation Project) 5.90% 10/1/26                         5,500,000          5,647,950
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21                              3,325,000          3,399,314
Minneapolis Community Development Agency (Supported Limited Tax Common Bond Fund - Pajor Graphics)
     Series A 6.75% 12/1/25 (LOC - US Bank NA) (AMT)                                                     865,000            927,894
Sartell Environmental Improvement Revenue (International Paper) Series A
     5.20% 6/1/27                                                                                      1,000,000          1,031,370
                                                                                                                          _________

                                                                                                                         11,315,210
                                                                                                                         __________
Education Revenue Bonds - 8.64%
Minneapolis Art Center Facilities Revenue (Walker Art Center Project) 5.125% 7/1/21                    4,250,000          4,437,680
Minnesota State Higher Education Facilities Authority Revenue
     (Augsburg College) Series 6-J1 5.00% 5/1/28                                                         750,000            776,318
     (College of St. Benedict) Series 5-W                                                              2,000,000          2,070,140
     5.00% 3/1/20
     5.25% 3/1/24                                                                                        300,000            314,211
     (St. Catherine College) Series 5-N1 5.375% 10/1/32                                                1,500,000          1,582,515
     (St. Mary's University) Series 5-U 4.80% 10/1/23                                                  1,400,000          1,429,134
     (St. Thomas University) Series 5-Y                                                                1,000,000          1,049,380
     5.00% 10/1/24
     5.25% 10/1/34                                                                                     1,500,000          1,600,680
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project)
     5.00% 5/1/23                                                                                      1,000,000          1,045,390
University of the Virgin Islands Series A 5.375% 6/1/34                                                  500,000            529,105
                                                                                                                            _______

                                                                                                                         14,834,553
                                                                                                                         __________
Electric Revenue Bonds - 21.42%
Chaska Electric Revenue (Generating Facilities) Series A 5.25% 10/1/25                                   250,000            268,955
Minnesota State Municipal Power Agency Electric Revenue Series A
     5.00% 10/1/34                                                                                     6,500,000          6,751,290
     5.25% 10/1/19                                                                                     1,610,000          1,725,984
Rochester Electric Utility Revenue 5.25% 12/1/30 (AMBAC)                                                 600,000            630,066
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
     5.25% 1/1/16 (AMBAC)                                                                              1,500,000          1,663,965
Southern Minnesota Municipal Power Agency Supply System Revenue
     &(1) 5.25% 1/1/15 (AMBAC)                                                                         3,000,000          3,305,460
     &(2) 5.25% 1/1/14 (AMBAC)                                                                        14,000,000         15,296,751
Western Minnesota Municipal Power Agency Supply Revenue Series A 5.00% 1/1/30 (MBIA)                   6,790,000          7,138,191
                                                                                                                          _________

                                                                                                                         36,780,662
                                                                                                                         __________
Escrowed to Maturity Bonds - 17.17%
Dakota/Washington Counties Housing & Redevelopment Authority Bloomington
     Mortgage Single Family Residential Revenue 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)                  8,055,000         11,804,603
Southern Minnesota Municipal Power Agency Supply System Revenue Series B
     5.50% 1/1/15 (AMBAC)                                                                                390,000            406,193
     5.75% 1/1/11 (FGIC)                                                                               1,000,000          1,010,050
St. Paul Housing & Redevelopment Authority Sales Tax (Civic Center Project)
     5.55% 11/1/23                                                                                     2,300,000          2,381,420
     5.55% 11/1/23 (MBIA)                                                                              4,200,000          4,348,680
University of Minnesota Hospital & Clinics 6.75% 12/1/16                                               2,580,000          3,114,163
University of Minnesota Series A 5.50% 7/1/21                                                          4,000,000          4,640,160
Western Minnesota Municipal Power Agency Supply Revenue Series A 6.625% 1/1/16                         1,535,000          1,789,303
                                                                                                                          _________

                                                                                                                         29,494,572
                                                                                                                         __________
Health Care Revenue Bonds - 21.60%
Bemidji Hospital Facilities First Meeting Revenue (North Country Health Services)
     5.00% 9/1/24 (RADIAN)                                                                             1,500,000          1,554,945
Duluth Economic Development Authority Health Care Facilities Revenue (Benedictine
     Health System - St. Mary's Hospital) 5.25% 2/15/33                                                5,000,000          5,230,900
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
     5.00% 4/1/25                                                                                      2,000,000          2,069,580
Maple Grove Health Care Facilities Revenue (North Memorial Health Care)
     5.00% 9/1/29                                                                                      1,515,000          1,580,418

Minneapolis Health Care System Revenue
     (Allina Health Systems) Series A 5.75% 11/15/32                                                   3,200,000          3,462,048
     (Fairview Health Services) Series D
     5.00% 11/15/30 (AMBAC)                                                                            1,500,000          1,589,805
     5.00% 11/15/34 (AMBAC)                                                                            3,250,000          3,442,108
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care System) Series A
     5.75% 11/15/26 (MBIA)                                                                               100,000            103,580
     6.375% 11/15/29                                                                                     195,000            211,206
Northfield Hospital Revenue 5.375% 11/1/31                                                               750,000            797,670
Rochester Health Care Facilities Revenue
     (Mayo Clinic) 5.00% 11/15/36                                                                      2,000,000          2,106,220
     (Mayo Foundation) Series B 5.50% 11/15/27                                                         4,365,000          4,506,120
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
     5.25% 9/1/34                                                                                      1,560,000          1,636,955
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
     5.25% 7/1/30                                                                                      1,250,000          1,320,150
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
     (Franciscan Health Project) 5.40% 11/20/42 (GNMA) (FHA)                                           2,700,000          2,862,081
     (Healthpartners Obligation Group Project) 5.25% 5/15/36                                           2,000,000          2,102,980
     (Regions Hospital Project) 5.30% 5/15/28                                                          1,000,000          1,019,020
Waconia Health Care Facilities Revenue (Ridgeview Medical Center Project) Series A
     6.10% 1/1/19 (RADIAN)                                                                             1,405,000          1,492,475
                                                                                                                          _________

                                                                                                                         37,088,261
                                                                                                                         __________
Housing Revenue Bonds - 9.71%
Chanhassen Multifamily Housing Revenue (Heritage Park Apartments Project-Section 8)
     6.20% 7/1/30 (FHA) (AMT)                                                                          1,105,000          1,128,139
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
     Series B 5.85% 10/1/30 (GNMA) (FHMA) (AMT)                                                           17,000             17,365
Harmony Multifamily Housing Revenue Section 8 (Zedakah Foundation Project) Series A
     5.95% 9/1/20                                                                                      1,000,000            901,280
Minneapolis Multifamily Housing Revenue
     (Gaar Scott Loft Project) 5.95% 5/1/30 (AMT)                                                        950,000            991,534
     (Olson Townhomes Project) 6.00% 12/1/19 (AMT)                                                       890,000            890,178
     (Seward Towers Project) 5.00% 5/20/36 (GNMA)                                                      2,000,000          2,067,739
     (Sumner Housing Project) Series A 5.15% 2/20/45 (GNMA) (AMT)                                      3,575,000          3,671,596
Minnesota State Housing Finance Agency Rental Housing Revenue
     Series A 5.00% 2/1/35 (AMT)                                                                       1,000,000          1,019,910
     Series D 5.95% 2/1/18 (MBIA)                                                                        130,000            130,250
Minnesota State Housing Finance Agency Single Family Mortgage Revenue
     Series B 5.35% 1/1/33 (AMT)                                                                       1,775,000          1,827,522
     Series I 5.15% 7/1/38 (AMT)                                                                       1,000,000          1,035,400
     Series J 5.90% 7/1/28 (AMT)                                                                       1,035,000          1,066,309
Southeastern Minnesota Multi-County Housing & Redevelopment Authority Revenue (Winona County)
     5.35% 1/1/28                                                                                      1,170,000          1,170,667
Washington County Housing & Redevelopment Authority Governmental Revenue
     (Woodland Park Apartments Project) 4.70% 10/1/32                                                    750,000            757,673
                                                                                                                            _______

                                                                                                                         16,675,562
                                                                                                                         __________
Lease Revenue Bonds - 10.42%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover Community Center)
     5.125% 2/1/24                                                                                       500,000            526,360
     5.20% 2/1/29                                                                                      1,000,000          1,056,890
Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue
     Series D 5.25% 7/1/27                                                                               530,000            558,297
St. Paul Port Authority Lease Revenue
     (Cedar Street Office Building Project)
     5.00% 12/1/22                                                                                     2,385,000          2,517,296
     5.125% 12/1/27                                                                                    1,000,000          1,061,010
     5.25% 12/1/27                                                                                     4,800,000          5,099,136
     (Robert Street Office Building Project)
     5.00% 12/1/27                                                                                     3,045,000          3,209,552
     Series 9 5.25% 12/1/27                                                                            2,000,000          2,132,240
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
     5.25% 10/1/25                                                                                       680,000            712,259
     5.375% 10/1/30                                                                                      965,000          1,018,326
                                                                                                                          _________

                                                                                                                         17,891,366
                                                                                                                         __________
Local General Obligation Bonds - 25.45%
Centennial Independent School District #012 Series A 5.00% 2/1/20 (FSA)                                  800,000            843,072
Dakota County Community Development Agency Governmental Housing Series A
     5.00% 1/1/23                                                                                      1,100,000          1,168,904
Elk River Independent School District #728 Series A 5.00% 2/1/16 (FGIC)                                1,500,000          1,620,015
Farmington Independent School District #192
     Series A 5.00% 2/1/23 (FSA)                                                                       2,280,000          2,394,684
     Series B 5.00% 2/1/27 (FSA)                                                                       1,500,000          1,595,805

Hennepin County Regional Railroad Authority 5.00% 12/1/26                                              3,500,000          3,629,640
Hennepin County Series B 5.00% 12/1/18                                                                 2,300,000          2,405,179
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                 2,000,000          2,076,460
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                                      2,000,000          2,146,520
Minneapolis Special School District #001 5.00% 2/1/19 (FSA)                                            1,675,000          1,778,984
Minneapolis Sports Arena Project 5.125% 10/1/20                                                          750,000            762,533
Minneapolis/St. Paul Metropolitan Area Council Series C 5.00% 2/1/22                                   1,000,000          1,041,940
Moorhead Economic Development Authority Tax Increment Series A
     5.25% 2/1/25 (MBIA)                                                                               1,000,000          1,058,670
Moorhead Series B 5.00% 2/1/33 (MBIA)                                                                  3,250,000          3,433,365
Morris Independent School District #769 5.00% 2/1/28 (MBIA)                                            3,750,000          3,995,587
Mounds View Independent School District #621 Series A 5.00% 2/1/23 (FSA)                               2,020,000          2,127,585
Princeton Independent School District #477 Series A 5.00% 2/1/24 (FSA)                                 1,000,000          1,067,420
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)                                          500,000            526,920
St. Michael Independent School District #885
     5.00% 2/1/22 (FSA)                                                                                2,000,000          2,118,100
     5.00% 2/1/24 (FSA)                                                                                1,125,000          1,191,431
Washington County Housing & Redevelopment Authority Series B
     5.50% 2/1/22 (MBIA)                                                                               1,705,000          1,821,230
     5.50% 2/1/32 (MBIA)                                                                               2,140,000          2,276,767
Willmar (Rice Memorial Hospital Project) 5.00% 2/1/32 (FSA)                                            2,500,000          2,622,125
                                                                                                                          _________

                                                                                                                         43,702,936
                                                                                                                         __________
$ Pre-Refunded Bonds - 21.83%
Chaska Electric Revenue Series A 6.00% 10/1/25-10                                                      1,000,000          1,081,890
Minneapolis Community Development Agency (Limited Tax Supported Common Bond Fund)
     Series G-1 5.70% 12/1/19-11                                                                       1,100,000          1,189,650
     Series G-3 5.45% 12/1/31-11                                                                       1,000,000          1,078,760
Minneapolis Health Care System Revenue (Fairview Health Services) Series A
     5.625% 5/15/32-12                                                                                 2,750,000          3,030,583
Minneapolis/St. Paul Metropolitan Airports Commission Revenue
     Series A 5.00% 1/1/30-08 (AMBAC)                                                                  2,450,000          2,508,800
     Series A 5.125% 1/1/25-09 (FGIC)                                                                    900,000            935,505
     Series C 5.25% 1/1/32-11 (FGIC)                                                                   6,000,000          6,355,860
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care System)
     Series A 5.75% 11/15/26-07 (MBIA)                                                                 5,450,000          5,657,209
     Series A 6.375% 11/15/29-10                                                                       6,105,000          6,740,224
Puerto Rico Commonwealth 6.00% 7/1/26-07                                                               1,000,000          1,027,080
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series D
     Series D 5.25% 7/1/38-12                                                                          1,000,000          1,082,520
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/27-12                                   1,250,000          1,337,663
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
     Series D 5.25% 7/1/27-12                                                                          1,470,000          1,586,733
Southern Minnesota Municipal Power Agency Supply Revenue Series A
     5.75% 1/1/18-13                                                                                   3,715,000          3,886,633
                                                                                                                          _________

                                                                                                                         37,499,110
                                                                                                                         __________
Special Tax Revenue Bonds - 1.64%
Minneapolis Community Development Agency Revenue (Limited Tax Supported
     Common Bond Fund) Series 5 5.70% 12/1/27                                                            375,000            379,046
Minneapolis Development Revenue (Limited Tax Supported Common Bond Fund)
     5.50%12/1/24 (AMT)                                                                                1,000,000          1,067,360
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue
     Series B 5.00% 7/1/46                                                                               800,000            836,640
Virgin Islands Public Finance Authority Revenue (Matching Fund Loan Notes)
     5.25% 10/1/23                                                                                       500,000            531,860
                                                                                                                            _______

                                                                                                                          2,814,906
                                                                                                                          _________
State General Obligation Bonds - 5.07%
Minnesota State
     5.00% 8/1/21                                                                                      5,025,000          5,305,194
     5.00% 11/1/17                                                                                     1,160,000          1,186,413
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                               1,000,000          1,157,700
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14                            1,000,000          1,066,390
                                                                                                                          _________

                                                                                                                          8,715,697
                                                                                                                          _________
Transportation Revenue Bonds - 7.65%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue
     Series A 5.00% 1/1/22 (MBIA)                                                                      3,000,000          3,149,760
     Series A 5.00% 1/1/28 (MBIA)                                                                      2,120,000          2,215,485
     Series A 5.00% 1/1/35 (AMBAC)                                                                     2,000,000          2,105,740
     Series A 5.25% 1/1/16 (MBIA)                                                                      1,000,000          1,074,150
     Series B 5.25% 1/1/24 (FGIC)                                                                      1,000,000          1,039,460

St. Paul Housing & Redevelopment Authority Parking Revenue (Block 19 Ramp Project)
     Series A 5.35% 8/1/29 (FSA)                                                                       3,350,000          3,555,891
                                                                                                                          _________

                                                                                                                         13,140,486
                                                                                                                         __________

Total Municipal Bonds (cost $256,733,450)                                                                               269,953,321
                                                                                                                        ___________

~ Short-Term Investments - 0.06%

Variable Rate Demand Notes- 0.06%
Minneapolis Health Care System Revenue (Fairview Health Services) Series A
     3.90% 11/15/32 (AMBAC)                                                                              100,000            100,000
                                                                                                                            _______

Total Short-Term Investments (cost $100,000)                                                                                100,000
                                                                                                                            _______

Total Market Value of Securities - 157.25%
     (cost $256,833,450)                                                                                                270,053,321

Liabilities Net of Receivables and Other Assets (See Notes) - (1.93%)*                                                   (3,321,966)

Liquidation Value of Preferred Stock - (55.32%)                                                                         (95,000,000)
                                                                                                                        ___________

Net Assets Applicable to 11,504,975 Shares Outstanding - 100.00%                                                       $171,731,355
                                                                                                                       ____________

&(1) Security held in a trust in connection with the Inverse Floater security $1,500,000, 7.251%, 1/1/15.

&(2) Security held in a trust in connection with the Inverse Floater security $7,000,000, 6.466%, 1/1/14.

   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

   ~ Variable rate security. The rate shown is the rate as of December 31, 2006.

   * Includes $8,500,000 in liability for Inverse Floater programs. See Note 3 in "Notes."

For additional information on the Inverse Floater programs, see Note 3 in "Notes."


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration
________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2007.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses - Interest and related expenses include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees' fees from the Fund's participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities and inverse floating rate securities with an aggregate principal amount equal to the principal of the transferred bond. The Fund receives the inverse floating rate securities and cash from the trust in consideration of the conveyance of the municipal bonds to the trust. The cash received is treated as a liability for accounting purposes. Interest expense is recorded by the Fund based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees' fees expenses are recorded on the accrual basis.

For the period ended December 31, 2006, the Fund had an average daily liability from the participation in inverse floater programs of $8,685,769 and recorded interest expense at an average rate of 3.75%.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                $248,352,614
                                                                   ____________

Aggregate unrealized appreciation                                  $ 13,319,151
Aggregate unrealized depreciation                                      (118,444)
                                                                   ____________

Net unrealized appreciation                                        $ 13,200,707
                                                                   ____________

For federal income tax purposes, at March 31, 2006, capital loss carryforwards of $533,589 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $339,543 expires in 2008, $175,804 expires in 2009, $8,416 expires 2010 and $9,826 expires in 2013.

3. Credit and Market Risk

The Fund uses leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because the Fund's net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

     (b) Management has made changes that have materially affected, or are reasonably like to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.


Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: